Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of estimate the fair value of stock options
Options granted in April 2019
Risk-free interest rate	2.3%-2.5%
Expected life of the options	5-10 years
Expected volatility	71.9%
Expected dividend yield	0%
Fair value	$4,376,500

Schedule of stock options
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of January 1, 2019	-	-	-	-
Granted	1,350,500	4.72	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2019	1,350,500	4.72	5.37	-
Granted	-	-	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2020	1,350,500	4.72	4.37	-
Exercisable as of December 31, 2020	760,667	4.51	5.23	-